Condensed Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Revenues:
Monitoring revenue	$ 49,122	$ 334,344	$ 272,604	$ 325,271	$ 287,974	$ 212,692
Service and other sales revenue	8,473	32,902	57,411	66,811	38,544	10,403
Activation fees	11	951	4,461	5,331	4,891	3,208
Contract sales				157	8,539	12,575
Total revenues	57,606	368,197	334,476	397,570	339,948	238,878
Costs and expenses:
Operating expenses	20,699	124,336	118,698	145,797	126,563	73,252
Cost of contract sales				95	6,425	7,602
Selling expenses	12,284	75,394	44,175	91,559	48,978	30,667
General and administrative expenses	9,521	65,910	49,358	99,972	50,510	36,834
Transaction related expenses	31,885			23,461
Depreciation and amortization	11,410	142,967	66,666	79,679	68,458	45,294
Total costs and expenses	85,799	408,607	278,897	440,563	300,934	193,649
(Loss) income from operations	(28,193)	(40,410)	55,579	(42,993)	39,014	45,229
Other expenses:
Interest expense, net	(12,641)			(106,559)	(101,855)	(69,470)
Interest expense		83,309	89,932
Interest income	(4)	(1,087)	(54)	(61)	(64)	(59)
Other (income) expenses	171	233	114	122	386	397
Gain on 2GIG Sale		(47,122)
(Loss) income from continuing operations before income tax expenses	(41,005)	(75,743)	(34,413)	(149,674)	(63,227)	(24,638)
Income tax (benefit) expense	(10,903)	11,598	5,195	4,923	(3,739)	4,320
Loss from continuing operations	(30,102)	(87,341)	(39,608)	(154,597)	(59,488)	(28,958)
Discontinued operations:
Income (loss) from discontinued operations			(239)	(239)	(2,917)
Net loss before non-controlling interests	(30,102)	(87,341)	(39,847)	(154,836)	(62,405)	(28,958)
Net (loss) income attributable to non-controlling interests			3,556	(1,319)	6,141	(5,300)
Net (loss) income	$ (30,102)	$ (87,341)	$ (43,403)	$ (153,517)	$ (68,546)	$ (23,658)